Regulatory Capital (Tables)	3 Months Ended
Jan. 31, 2021
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Summary of Regulatory Capital Position

The following table summarizes the Bank’s regulatory capital positions as at January 31, 2021 and October 31, 2020.

Regulatory Capital Position[1]

(millions of Canadian dollars, except as noted)		As at
	January 31 2021	October 31 2020
Capital
Common Equity Tier 1 Capital	$63,393	$62,616
Tier 1 Capital	69,354	69,091
Total Capital	81,303	80,021
Risk-weighted assets used in the calculation of capital ratios	467,227	478,909
Capital and leverage ratios
Common Equity Tier 1 Capital ratio	13.6%	13.1%
Tier 1 Capital ratio	14.8	14.4
Total Capital ratio	17.4	16.7

Leverage ratio	4.5	4.5

[1]	Includes capital adjustments provided by OSFI in response to COVID-19 pandemic. Refer to “Capital Position” section of the MD&A for additional detail.